Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2025
Cash and Cash Equivalents [Abstract]
Schedule of Cash and Cash Equivalents
	December 31,
	2025	2024
	USD in thousands

Cash and cash equivalents in NIS	1,226	858
Cash and cash equivalents in USD	355	2,213
Cash and cash equivalents in Euro	175	12
Cash and cash equivalents in other currency	7	2
	1,763	3,085